Accounts Payable and Accrued Expenses (Tables)	9 Months Ended
Sep. 30, 2020
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consist of the following at:

	September 30, 2020	December 31, 2019

Accounting	$24,161	$36,161
Research and development	378,428	650,584
Legal	9,585	15,273
Other	109,661	163,029

Total	$521,835	$865,047